Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Common shares, par value	$ 0.01	$ 0.01	$ 0.001
Common shares, shares authorized	5,000,000	5,000,000	2,000
Common shares, shares issued	224,100	224,100	1,900
Common shares, shares outstanding	217,035	216,902